Supplement dated May 19, 2010
to the Statement of Additional Information
for Principal Variable Contracts Funds, Inc.
	dated May 1, 2010

(as supplemented on May 3, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE

Sub-Advisor: Edge Asset Management, Inc.
In the “Other Accounts Managed” table, delete the references to John R. Friedl, Scott J. Peterson, and
Joseph T. Suty and add the following information (information as of December 31, 2010):

Other Accounts Managed

			Number of
			Accounts that	Total Assets of
			base the	the Accounts
	Total	Total Assets	Advisory	that base the
	Number of	in the	Fee on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
John R. Friedl: Short-Term Income, Income,
and Mortgage Securities Accounts
Registered investment companies	3	$3.3 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$585 million	0	$0

Scott J. Peterson: Short-Term Income,
Income, and Mortgage Securities Accounts
Registered investment companies	3	$3.3 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$585 million	0	$0

Ryan P. McCann: Short-Term Income,
Income, and Mortgage Securities Accounts
Registered investment companies	3	$3.3 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$585 million	0	$0

Brian L. Placzek: Short-Term Income, Income,
and Mortgage Securities Accounts
Registered investment companies	3	$3.3 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$585 million	0	$0

Dan R. Coleman: Equity Income and Capital
Appreciation Accounts
Registered investment companies	2	$3.3 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

In the “Ownership of Securities” table, delete the references to Joseph T. Suty and add the following information (information as of December 31, 2009):

Dollar Range of
	PVC Accounts Managed by Portfolio	Securities Owned by
Portfolio Manager	Manager (list each fund on its own line)	the Portfolio Manager
Scott J. Peterson	Income Account	None
John R. Friedl	Mortgage Securities Account	None
John R. Friedl	Short-Term Income Account	None
Ryan P. McCann	Mortgage Securities Account	None
Ryan P. McCann	Income Account	None
Ryan P. McCann	Short-Term Income Account	None
Brian L. Placzek	Mortgage Securities Account	None
Brian L. Placzek	Income Account	None
Brian L. Placzek	Short-Term Income Account	None
Dan R. Coleman	Principal Capital Appreciation Account	None
Dan R. Coleman	Equity Income Account	None